Acquisitions and Divestitures - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands				1 Months Ended		3 Months Ended	11 Months Ended
	Nov. 10, 2021 USD ($) Director $ / shares	Aug. 25, 2021 USD ($)	Apr. 15, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Feb. 05, 2021 USD ($)	Dec. 31, 2021 USD ($) floater $ / shares	Dec. 31, 2021 USD ($) floater $ / shares	Nov. 10, 2021 kr / shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Merger and integration costs							$ 24,792
Gain on bargain purchase					$ 0		$ 62,305
Common stock, par value (in usd per share) | $ / shares						$ 0.00001	$ 0.00001		$ 0.01
Noble [Member] | Topco [Member]
Business Acquisition [Line Items]
Number of board directors | Director	3
Noble Finance Company [Member]
Business Acquisition [Line Items]
Number of floaters acquired | floater						7	7
Number of floaters sold | floater						2	2
Merger and integration costs							$ 8,289
Common stock, par value (in usd per share) | $ / shares						$ 0.10	$ 0.10		$ 0.10
Noble Finance Company [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Business combination percentage of shareholder approval	80.00%
Noble Finance Company [Member] | Purchase and Sale Agreement [Member]
Business Acquisition [Line Items]
Proceeds from sale of floaters		$ 292,400
Gain (loss) on disposition jack rigs		$ 185,900
Purchase and sale agreement covenants terms		(i) one year for purposes of drilling gas wells and (ii) two years for the purposes of drilling oil wells.
Noble Finance Company [Member] | Topco Class A Shares [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.00001
Noble Finance Company [Member] | Topco [Member]
Business Acquisition [Line Items]
Number of board directors | Director	7
Noble Finance Company [Member] | Topco [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Ownership percentage at closing of Merger	50.00%
Noble Finance Company [Member] | Topco [Member] | Business Combination Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage at closing of Merger	50.80%
Noble Finance Company [Member] | Topco [Member] | Business Combination Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage at closing of Merger	49.20%
Pacific Drilling | Noble Corp
Business Acquisition [Line Items]
Ownership percentage at closing of Merger			24.90%
Pacific Drilling | Noble Finance Company [Member]
Business Acquisition [Line Items]
Business acquisition, membership interest conversion ratio			6.366
Business acquisition, warrants conversion ratio			1.553
Number of shares received by acquiree (in shares) | shares			16,600
Proceeds from sale of floaters				$ 29,700
Merger and integration costs							$ 15,900
Gain on bargain purchase			$ 62,305
Business combination provisional information accounting incomplete adjustment valuation allowance on the deferred tax assets						$ 2,200
Maersk Drilling [Member] | Noble Finance Company [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Interest acquired	90.00%
Business acquisition, share price | kr / shares								kr 10
Business combination percentage of shareholder approval	80.00%
Payments to acquire businesses, gross	$ 50,000
Business combination maximum percentage of voting rights and shares agreed to acquire	100.00%
Business combination percentage of shareholder approval minimum	70.00%
Business combination exchange ratio	1.6137
Business combination aggregate cash consideration cap	$ 1,000
Maersk Drilling [Member] | Noble Finance Company [Member] | Topco [Member]
Business Acquisition [Line Items]
Number of board directors | Director	3